Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of the warrants issued - $ / shares				3 Months Ended	12 Months Ended
		Mar. 16, 2020	Jan. 09, 2020	Mar. 31, 2021	Dec. 31, 2020
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of the warrants issued [Line Items]
Fair value of common stock (in Dollars per share)			$ 3.06		$ 4.65
Exercise price (in Dollars per share)	[1]		$ 5.20	$ 5.20	$ 5.20
Volatility			60.00%	90.00%	90.00%
Minimum [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of the warrants issued [Line Items]
Fair value of common stock (in Dollars per share)				$ 3.55	$ 3.20
Term			357 days	2 years 18 days	120 days
Risk-free interest rate			1.53%	0.17%	0.09%
Maximum [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of the warrants issued [Line Items]
Fair value of common stock (in Dollars per share)				$ 6.95	$ 5.34
Term			2 years 357 days	3 years 321 days	1 year 120 days
Risk-free interest rate			1.58%	0.63%	0.10%
Series B Preferred Stock [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of the warrants issued [Line Items]
Fair value of common stock (in Dollars per share)		$ 2.66			$ 4.65
Exercise price (in Dollars per share)	[2]	$ 5.79		$ 5.79	$ 5.79
Volatility		70.00%		90.00%	90.00%
Series B Preferred Stock [Member] | Minimum [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of the warrants issued [Line Items]
Fair value of common stock (in Dollars per share)				$ 3.55	$ 3.20
Term		288 days		2 years 18 days	120 days
Risk-free interest rate		0.29%		0.17%	0.09%
Series B Preferred Stock [Member] | Maximum [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of the warrants issued [Line Items]
Fair value of common stock (in Dollars per share)				$ 6.95	$ 5.34
Term		2 years 288 days		3 years 321 days	1 year 120 days
Risk-free interest rate		0.41%		0.63%	0.10%

[1]	The exercise price is the lower of $5.20 per share or eighty percent (80%) of either (i) the value attributed to one share of Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one (1) share of the common stock is sold to the public in an initial public offering. As amended on March 16, 2020, the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of the Company’s initial public offering, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which the Company’s shareholders exchange their existing shares of capital stock in the Company for shares in a company whose shares are listed on a national stock exchange.
[2]	The warrants are exercisable at a price of $5.787 per share on the first to occur of (a) the 60-month anniversary of the date of issuance of the warrants, (b) the consummation of an agreement for a public exit event (c) the consummation of a change of control.